Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended			24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000002934
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class AAA
C000002933
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class C
C000061068
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class I
C000002931
Account Value [Line Items]
Line Graph and Table Measure Name		Keeley Small Cap Fund - Class A
C000002912
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Balanced Fund - Class AAA
C000002914
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Balanced Fund - Class C
C000061063
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Balanced Fund - Class I
C000002911
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Balanced Fund - Class A
C000002922
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Convertible Securities Fund - Class AAA
C000002921
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Convertible Securities Fund - Class C
C000061065
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Convertible Securities Fund - Class I
C000002919
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Convertible Securities Fund - Class A
C000002918
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Equity Fund - Class AAA
C000002916
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Equity Fund - Class C
C000061064
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Equity Fund - Class I
C000002917
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Equity Fund - Class A
C000002928
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Mighty Mites Fund - Class AAA
C000002930
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Mighty Mites Fund - Class C
C000061067
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Mighty Mites Fund - Class I
C000002927
Account Value [Line Items]
Line Graph and Table Measure Name				TETON Westwood Mighty Mites Fund - Class A
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,547		$ 13,942	$ 16,067	$ 14,638	$ 14,695	$ 21,702	$ 16,602	$ 18,085	$ 22,924	$ 25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000		11,543		13,691	16,143	16,829	19,379	25,193	21,295	25,899	35,314	41,529
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000		11,547		13,942	16,067	14,638	14,695	21,702	16,602	18,085	22,924	25,391
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,881		14,323	15,659	14,369	12,231	20,048	16,502	17,795	22,401	24,166
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,881		14,323	15,659	14,369	12,231	20,048	16,502	17,795	22,401	24,166
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,881		14,323	15,659	14,369	12,231	20,048	16,502	17,795	22,401	24,166
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,881		14,323	15,659	14,369	12,231	20,048	16,502	17,795	22,401	24,166
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		11,194		12,425	13,729	14,547	16,453	19,388	16,747	18,873	23,196	26,192
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,586		10,585	10,440	11,622	12,555	12,413	10,557	10,656	11,861	12,177
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		11,194		12,425	13,729	14,547	16,453	19,388	16,747	18,873	23,196	26,192
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,586		10,585	10,440	11,622	12,555	12,413	10,557	10,656	11,861	12,177
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		11,194		12,425	13,729	14,547	16,453	19,388	16,747	18,873	23,196	26,192
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,586		10,585	10,440	11,622	12,555	12,413	10,557	10,656	11,861	12,177
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		11,194		12,425	13,729	14,547	16,453	19,388	16,747	18,873	23,196	26,192
Bloomberg US Government / Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000		10,586		10,585	10,440	11,622	12,555	12,413	10,557	10,656	11,861	12,177
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	10,000		10,908		12,468	13,991	14,552	19,093	24,306	19,443	20,900	23,968	28,666
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	10,000		10,908		12,468	13,991	14,552	19,093	24,306	19,443	20,900	23,968	28,666
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	10,000		10,908		12,468	13,991	14,552	19,093	24,306	19,443	20,900	23,968	28,666
ICE Bank of America Merrill Lynch U.S. Convertibles Index
Account Value [Line Items]
Accumulated Value	10,000		10,908		12,468	13,991	14,552	19,093	24,306	19,443	20,900	23,968	28,666
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,620		13,377	14,641	15,227	14,461	19,524	17,306	19,805	25,302	27,691
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,620		13,377	14,641	15,227	14,461	19,524	17,306	19,805	25,302	27,691
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,620		13,377	14,641	15,227	14,461	19,524	17,306	19,805	25,302	27,691
Russell 1000 Value Index
Account Value [Line Items]
Accumulated Value	10,000		11,620		13,377	14,641	15,227	14,461	19,524	17,306	19,805	25,302	27,691
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	10,000		11,044		13,456	15,801	13,075	13,590	21,243	13,480	13,433	15,691	20,007
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	10,000		11,044		13,456	15,801	13,075	13,590	21,243	13,480	13,433	15,691	20,007
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	10,000		11,044		13,456	15,801	13,075	13,590	21,243	13,480	13,433	15,691	20,007
Dow Jones U.S. Micro-Cap Total Stock Market Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 11,044		$ 13,456	$ 15,801	$ 13,075	$ 13,590	$ 21,243	$ 13,480	$ 13,433	$ 15,691	$ 20,007